PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2019	2020
Cost:
Buildings	247	247
Leasehold improvements	8,414	9,542
Furniture, fixtures and equipment	1,270	2,008
Motor vehicles	1	1
	9,932	11,798
Less: Accumulated depreciation	(4,918)	(5,764)
	5,014	6,034
Construction in progress	840	648
Property and equipment, net	5,854	6,682

Depreciation expense was RMB847, RMB967 and RMB1,219 for the years ended December 31, 2018, 2019 and 2020, respectively.

The Group occasionally demolishes certain leased hotels due to local government zoning requirements, which typically results in receiving compensation from the government.